Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund

No Load | Class A | Class C | Institutional Class

December 4, 2015

Supplement to the Prospectus
dated April 30, 2015, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the following paragraph replaces the first paragraph of the “Exchange Privilege” section of the Prospectus on page 59:

Exchange Privilege
You may exchange your shares of the Funds for shares of the same class of any other mutual fund in the Trust. You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

Please retain this Supplement with your Prospectus for future reference.

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund

each a series of Hatteras Alternative Mutual Funds Trust (the “Trust”)

No Load | Class A | Class C | Institutional Class

December 4, 2015

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2015, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, shares of the Hatteras Alternative Multi-Manager Fund (formerly known as the Hatteras Hedged Strategies Fund) are offered pursuant to a separate prospectus and SAI dated December 4, 2015.  References to the Hatteras Alternative Multi-Manager Fund in the Trust’s SAI dated April 30, 2015, as previously supplemented, should be disregarded in their entirety.

Please retain this Supplement with your SAI for future reference.